Share-based Compensation - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Detail) shares in Thousands, Aircraft in Thousands, R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares Aircraft	Dec. 31, 2020 BRL (R$) shares Aircraft	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 BRL (R$) shares
Grants on March 03, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			March 03, 2015	March 03, 2015
Grants on March 10, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 10, 2016	March 10, 2016	March 10, 2016	March 10, 2016
Grants on June 09, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	June 09, 2016	June 09, 2016	June 09, 2016	June 09, 2016
Grants on August 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	August 25, 2016	August 25, 2016	August 25, 2016	August 25, 2016
Grants on August 24, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	August 24, 2017	August 24, 2017	August 24, 2017	August 24, 2017
Grants on April 12, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2018	April 12, 2018	April 12, 2018	April 12, 2018
Grants on March 12, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2019	March 12, 2019	March 12, 2019	March 12, 2019
Grants on March 24, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 24, 2020	March 24, 2020
Grants on November 13, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 13, 2020	November 13, 2020
Restricted virtual shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 188.8		$ 147.8
Amount of virtual stock	13,867,873	13,867,873	6,977,316	6,977,316
Restricted virtual shares [member] | Grants on March 03, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $			$ 30.2
Amount of virtual stock			1,237,090	1,237,090
Restricted virtual shares [member] | Grants on March 10, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 31.1		$ 31.1
Amount of virtual stock	1,095,720	1,095,720	1,095,720	1,095,720
Restricted virtual shares [member] | Grants on June 09, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 1.1		$ 1.1
Amount of virtual stock	55,994	55,994	55,994	55,994
Restricted virtual shares [member] | Grants on August 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 1.1		$ 1.1
Amount of virtual stock	70,978	70,978	70,978	70,978
Restricted virtual shares [member] | Grants on August 24, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 30.5		$ 30.5
Amount of virtual stock	1,930,350	1,930,350	1,930,350	1,930,350
Restricted virtual shares [member] | Grants on April 12, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 35.2		$ 35.2
Amount of virtual stock	1,622,986	1,622,986	1,622,986	1,622,986
Restricted virtual shares [member] | Grants on March 12, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 22.4		$ 18.6
Amount of virtual stock	1,160,552	1,160,552	964,198	964,198
Restricted virtual shares [member] | Grants on March 24, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | R$		R$ 23.8
Amount of virtual stock	1,401,293	1,401,293
Restricted virtual shares [member] | Grants on November 13, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | R$		R$ 43.6
Amount of virtual stock | Aircraft	6,530,000	6,530,000
Virtual performance shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	2,898,302	2,898,302	4,002,315	4,002,315
Fair value of shares	$ 5.0	R$ 26.1	$ 18.8	R$ 75.7
Virtual performance shares [member] | Grants on March 03, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock			650,178	650,178
Fair value of shares			$ 3.1	R$ 12.3
Virtual performance shares [member] | Grants on March 10, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	115,308	115,308	685,272	685,272
Fair value of shares	$ 0.2	R$ 1.0	$ 3.2	R$ 13.0
Virtual performance shares [member] | Grants on June 09, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	7,722	7,722	43,325	43,325
Fair value of shares		R$ 0.1	$ 0.2	R$ 0.8
Virtual performance shares [member] | Grants on August 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	10,659	10,659	59,172	59,172
Fair value of shares		R$ 0.1	$ 0.3	R$ 1.1
Virtual performance shares [member] | Grants on August 24, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	446,656	446,656	1,535,154	1,535,154
Fair value of shares	$ 0.8	R$ 4.0	$ 7.2	R$ 29.1
Virtual performance shares [member] | Grants on April 12, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	996,805	996,805	794,616	794,616
Fair value of shares	$ 1.7	R$ 9.0	$ 3.7	R$ 15.0
Virtual performance shares [member] | Grants on March 12, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	613,695	613,695	234,598	234,598
Fair value of shares	$ 1.1	R$ 5.5	$ 1.1	R$ 4.4
Virtual performance shares [member] | Grants on March 24, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	344,679	344,679
Fair value of shares	$ 0.6	R$ 3.1
Virtual performance shares [member] | Grants on November 13, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock | Aircraft	362,778	362,778
Fair value of shares	$ 0.6	R$ 3.3